Offerings - Offering: 1	Sep. 03, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 290,123,923.00
Amount of Registration Fee	$ 40,066.11
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $40,066.11 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Assets Fund (File No. 005-92409) on May 6, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.